                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

                  CLASS S (OFFERED ON AND AFTER MAY 2, 2016)
          CLASS S--L SHARE OPTION (OFFERED ON AND AFTER MAY 2, 2016)

   Supplement dated October 29, 2018 to the Prospectus dated April 30, 2018

Effective for new contracts issued on and after November 12, 2018, Brighthouse Life Insurance Company of NY ("we," "us," or "our") will improve certain GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates available under the FlexChoice Access Level and FlexChoice Access Expedite variations of the GLWB rider offered with Class S (offered on and after May 2, 2016) and Class S--L Share Option (offered on and after May 2, 2016) variable annuity contracts issued by us.

CONTRACTS ISSUED PRIOR TO JULY 23, 2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB
                 --------
 WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND BETWEEN JULY 23, 2018 AND NOVEMBER 11,
                                  --------------
 2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE JULY 9, 2018 SUPPLEMENT TO THE
APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND AFTER NOVEMBER 12, 2018 WILL
                                            ------------
 RECEIVE THE NEW GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED BELOW. Please see "Purchase--Allocation of Purchase Payments" in the prospectus for information on how we process applications for new contracts. Please note, the administrative procedures for processing contract applications may vary among the selling firms through which we issue the contracts. Please speak with your financial representative about how to purchase a new contract with a GLWB rider offering the new GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at: Brighthouse Life Insurance Company of NY, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa 50306-0366, or call us at
(800) 343-8496, to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

NEW GLWB RATE TABLE EFFECTIVE NOVEMBER 12, 2018
-----------------------------------------------

Under "Living Benefits--Guaranteed Lifetime Withdrawal Benefit--GLWB Rate Table" in the prospectus, for FlexChoice Access Level and FlexChoice Access Expedite, insert the following new rows as the first rows of the FlexChoice Access Level and FlexChoice Access Expedite rate tables:

FLEXCHOICE ACCESS LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

-------------------------------------------------------------------------------------------------------------------------------
DATE       DATE      ROLLUP ROLLUP RATE  LIFETIME   MINIMUM ISSUE             GLWB WITHDRAWAL RATE        GLWB LIFETIME
FIRST      LAST      RATE   PERIOD END   WITHDRAWAL AGE/ MINIMUM              (WHEN ACCOUNT VALUE         GUARANTEE RATE
AVAILABLE  AVAILABLE        DATE         AGE        SPOUSAL AGE               IS GREATER THAN $0)/1/      (WHEN ACCOUNT VALUE
                                                                                                          IS REDUCED TO $0)
-------------------------------------------------------------------------------------------------------------------------------
                                                    Minimum Issue Age:        AGE AT 1ST      WITHDRAWAL   SINGLE      JOINT
                                                    -----------------         WITHDRAWAL         RATE     LIFETIME   LIFETIME
                                                    You must be at least age  AFTER AGE                   GUARANTEE  GUARANTEE
                            10th           59 1/2   50 years old at contract  59 1/2                        RATE       RATE
11/12/18      --      5.00% Contract                issue.
                            Anniversary                                       -------------------------------------------------
                                                    Minimum Spousal Age:      59 1/2 to less    4.35%       4.35%      3.35%
                                                    -------------------       than 65
                                                    Your Spouse's             -------------------------------------------------
                                                    Date of Birth may not be  65 to less        5.35%       5.35%      4.35%
                                                    more than 10              than 75
                                                                              -------------------------------------------------
                                                                              75 to less        5.60%       5.60%      4.60%
                                                                              than 80
-------------------------------------------------------------------------------------------------------------------------------

                                                                SUPP-FCSNY-1018

--------------------------------------------------------------------------------------------------------------------------
DATE       DATE      ROLLUP ROLLUP RATE  LIFETIME   MINIMUM ISSUE             GLWB WITHDRAWAL RATE    GLWB LIFETIME
FIRST      LAST      RATE   PERIOD END   WITHDRAWAL AGE/ MINIMUM              (WHEN ACCOUNT VALUE     GUARANTEE RATE
AVAILABLE  AVAILABLE        DATE         AGE        SPOUSAL AGE               IS GREATER THAN $0)/1/  (WHEN ACCOUNT VALUE
                                                                                                      IS REDUCED TO $0)
--------------------------------------------------------------------------------------------------------------------------
                                                    years after your Date of  80+        6.10%        6.10%      5.10%
                                                    Birth.
--------------------------------------------------------------------------------------------------------------------------

FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

----------------------------------------------------------------------------------------------------------------------------
DATE       DATE      ROLLUP ROLLUP      LIFETIME   MINIMUM               GLWB WITHDRAWAL RATE   GLWB LIFETIME GUARANTEE RATE
FIRST      LAST      RATE   RATE        WITHDRAWAL ISSUE AGE/            (WHEN ACCOUNT VALUE    (WHEN ACCOUNT VALUE
AVAILABLE  AVAILABLE        PERIOD END  AGE        MINIMUM               IS GREATER THAN $0)/1/ IS REDUCED TO $0)
                            DATE                   SPOUSAL
                                                   AGE
----------------------------------------------------------------------------------------------------------------------------
                                                   Minimum Issue Age:    AGE AT 1ST WITHDRAWAL  AGE WHEN  SINGLE     JOINT
                                                   -----------------     WITHDRAWAL    RATE     ACCOUNT  LIFETIME  LIFETIME
                                                   You must be at        AFTER AGE              VALUE IS GUARANTEE GUARANTEE
                                                   least age 50 years    59 1/2                 REDUCED    RATE      RATE
                                                   old at contract                              TO
                                                   issue.                                       ZERO
                                                                         ---------------------------------------------------
                                                   Minimum Spousal Age:                         79 or
                                                   -------------------   59 1/2 to     5.00%    younger    3.75%     2.75%
                                                   Your Spouse's Date    less than              ----------------------------
11/12/18      --      5.00% 10th          59 1/2   of Birth may not be   65                     80+        4.00%     3.00%
                            Contract               more than 10 years    ---------------------------------------------------
                            Anniversary            after your Date of                           79 or
                                                   Birth.                65 to less    6.00%    younger    4.75%     3.75%
                                                                         than 75                ----------------------------
                                                                                                80+        5.00%     4.00%
                                                                         ---------------------------------------------------
                                                                                                79 or
                                                                         75 to less    6.00%    younger    4.75%     3.75%
                                                                         than 80                ----------------------------
                                                                                                80+        5.00%     4.00%
                                                                         ---------------------------------------------------
                                                                                                79 or
                                                                         80+           6.75%    younger     N/A       N/A
                                                                                                ----------------------------
                                                                                                80+        5.75%     4.75%
----------------------------------------------------------------------------------------------------------------------------

1. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


P.O. Box 10366                                       Telephone: (800) 343-8496
Des Moines, Iowa 50306-0366